Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 3,107,581	$ 2,958,248	$ 2,925,151
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	497,559	460,884	546,699
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	838,893	826,815	860,653
Israel
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	616,611	638,858	705,683
Latin America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	325,371	454,502	282,957
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	800,333	528,802	448,133
Other Areas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 28,814	$ 48,387	$ 81,026